Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	86.95%	68.72%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	27.22%	28.25%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage		1.79%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	73.25%	53.88%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	22.61%	0.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage	19.67%	29.57%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk, percentage